Cash Distributions and Earnings per Unit - Percentage Interest in Distributions (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	100.00%
Credit facilities	$ 141,805	$ 194,569
Gain on debt repayment	$ (2,140)	$ 0	$ 0
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	$ 0.35
Total Quarterly Distribution Target Amount | First Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4025
Total Quarterly Distribution Target Amount | Second Target Distribution | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4025
Total Quarterly Distribution Target Amount | Second Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4375
Total Quarterly Distribution Target Amount | Third Target Distribution | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.4375
Total Quarterly Distribution Target Amount | Third Target Distribution | Maximum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	0.525
Total Quarterly Distribution Target Amount | Thereafter | Minimum
Distribution Made To Limited Partner [Line Items]
Distribution Per Unit	$ 0.525
Common Unitholders | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	98.00%
Common Unitholders | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	98.00%
Common Unitholders | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	85.00%
Common Unitholders | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	75.00%
Common Unitholders | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	50.00%
General Partner | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	15.00%
General Partner | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	25.00%
General Partner | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	50.00%